Consolidated income statement - SEK (kr) shares in Millions, kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	kr 263,351	kr 271,546	kr 232,314
Cost of sales	(161,749)	(158,251)	(131,565)
Gross income	101,602	113,295	100,749
Research and development expenses	(50,664)	(47,298)	(42,074)
Selling and administrative expenses	(39,255)	(35,692)	(26,957)
Impairment losses on trade receivables	(268)	(40)	(40)
Operating expenses	(90,187)	(83,030)	(69,071)
Other operating income	994	1,231	1,526
Other operating expenses	(32,859)	(4,493)	(1,164)
Share in earnings of joint ventures and associated companies	124	17	(260)
Earnings (loss) before financial items and income tax (EBIT)	(20,326)	27,020	31,780
Financial income	2,145	778	691
Financial expenses	(4,118)	(1,930)	(1,674)
Net foreign exchange gains/losses	(1,020)	(1,259)	(1,547)
Income (loss) after financial items	(23,319)	24,609	29,250
Income tax	(2,785)	(5,497)	(6,270)
Net Income (Loss)	(26,104)	19,112	22,980
Net income (loss) attributable to:
Owners of the Parent Company	(26,446)	18,724	22,694
Non-controlling interests	kr 342	kr 388	kr 286
Other information
Average number of shares, basic (million)	3,330	3,330	3,329
Earnings (loss) per share attributable to owners of the Parent Company, basic (SEK)	kr (7.94)	kr 5.62	kr 6.82
Earnings (loss) per share attributable to owners of the Parent Company, diluted (SEK)	kr (7.94)	kr 5.62	kr 6.81